OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

December 1, 2011

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:     Oppenheimer Multi-State Municipal Trust, on behalf of Oppenheimer New Jersey Municipal Fund (the “Registrant”)

     Reg. No. 33-30198; File No. 811-05867

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 23, 2011.

                                                                                     Sincerely,

/s/ Edward Gizzi

------------------------------------

Edward Gizzi

Vice President & Assistant Counsel

212.323.4091

egizzi@oppenheimerfunds.com

cc:     Kramer Levin Naftalis LLP

         Gloria LaFond
         Taylor V. Edwards